UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment: |  |; Amendment Number: ____

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisors LLC
Address: 767 Third Avenue, 30th Floor
         New York, NY 10017

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: Managing Member
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  /s/ Samuel D. Isaly       New York, NY             November 12, 2003
    [Signature]             [City, State]                  [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

OrbiMed Advisors LLC


Report Summary:
Number of Other Included Managers:  One
Form 13F Information Table Entry Total:  99
Form 13F Information Table Value Total:  $2,370,756,111 (thousands)

Quarter Ended: September 30, 2003

Manager Key: (1) Orbimed Capital, LLC (Eaton Vance Emarald Fund, Finsbury
                 Worldwide Pharmaceutical Trust, Hedge Fund Research Aggressive Master Trust, Caduceus Private Investments, OrbiMed Associates
                 LLC)

             (2) Orbimed Advisors LLC (Other Funds)


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     Column 1                   Column 2      Column 3     Column 4     Column 5        Column 6        Column 7      Column 8
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                                                                                   Investment Discretion           Voting Authority
                                                                                                                      (Shares)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Shared  Shared   Other
  Name of Issuer             Title of Class  CUSIP Number  Market Value    SHRS    Sole Defined  Other  Managers  Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
                                              ID_CUSIP
-----------------------------------------------------------------------------------------------------------------------------------

Abgenix Inc.                COM  ABGX equity  00339B107     22,742,055   1,569,500   X                   2      1,569,500

Acambis Plc ADR             COM  ACAM equity  004286100      2,088,805      40,340   X                   2         40,340

Affymetrix Inc              COM  affx equity  00826T108     13,494,580     742,000   X                   1        742,000
Affymetrix Inc              COM  affx equity  00826T108     65,652,522   3,127,800   X                   2      3,127,800

Alkermes Inc.               COM  alks equity  01642T108         10,976         800   X                   1            800
Alkermes Inc.               COM  alks equity  01642T108      3,999,380     291,500   X                   2        291,500

Altana AG-ADR               COM  AAA equity   02143N103      4,559,300      71,800   X                   2         71,800

Amgen Inc.                  COM  amgn equity  031162100     26,530,624     411,200   X                   1        411,200
Amgen Inc.                  COM  amgn equity  031162100    209,935,176   3,253,800   X                   2      3,253,800

Ares-Serono ADR             COM  SRA equity   81752M101      5,569,200     340,000   X                   2        340,000

Atrix Labs Inc.             COM  atrx equity  04962L101      5,191,200     252,000   X                   2        252,000
Atrix Labs Inc.             COM  atrx equity  04962L101     34,925,240   1,695,400   X                   2      1,695,400

Axonyx Inc.                 COM  AXYX equity  05461R101         57,984      12,800   X                   2         12,800
Axonyx Inc.                 COM  AXYX equity  05461R101      7,429,327   1,640,028   X                   2      1,640,028

Barr Laboratories Inc.      COM  brl equity   068306109        170,525       2,500   X                   1          2,500
Barr Laboratories Inc.      COM  brl equity   068306109     12,346,010     181,000   X                   2        181,000

Bioenvision, Inc.           COM  BIV equity   09059N100      6,428,745   1,367,818   X                   1      1,367,818
Bioenvision, Inc.           COM  BIV equity   09059N100      2,971,255     632,182   X                   2        632,182

Biovail Corporation         COM  bvf equity   09067J109     10,383,425     279,500   X                   1        279,500
Biovail Corporation         COM  bvf equity   09067J109     19,243,700     518,000   X                   2        518,000

Caliper Technologies        COM  calp equity  130876105      2,701,296     432,000   X                   1        432,000
Caliper Technologies        COM  calp equity  130876105      9,969,158   1,594,300   X                   2      1,594,300

Cambridge Antibody ADR      COM  CATG equity  132148107      2,800,161     341,900   X                   2        341,900

Ciphergen Biosystems Inc    COM  ciph equity  17252Y104        617,500      50,000   X                   2         50,000

Cytogen Corp                COM  cyto equity  232824300        192,780      18,000   X                   2         18,000
Cytogen Corp                COM  cyto equity  232824300      2,946,032     275,073   X                   2        275,073

Dor Biopharma               COM  dor equity   258094101         53,900      70,000   X                   1         70,000
Dor Biopharma               COM  dor equity   258094101      1,881,110   2,443,000   X                   2      2,443,000

Dov Pharmaceuticals         COM  dovp equity  259858108     22,687,582   1,271,013   X                   1      1,271,013
Dov Pharmaceuticals         COM  dovp equity  259858108     10,487,910     587,558   X                   2        587,558

Eli Lilly & Company         COM  lly equity   532457108     15,836,040     266,600   X                   1        266,600
Eli Lilly & Company         COM  lly equity   532457108     96,563,610   1,625,650   X                   2      1,625,650

Encysive Pharmaceuticals    COM  ency equity  29256X107        243,640      40,000   X                   1         40,000
Encysive Pharmaceuticals    COM  ency equity  29256X107      1,679,898     275,800   X                   2        275,800

Enzon Inc.                  COM  enzn equity  293904108      2,176,680     187,000   X                   2        187,000
Enzon Inc.                  COM  enzn equity  293904108     47,840,400   4,110,000   X                   2      4,110,000

Genentech Inc               COM  dna equity   368710406     33,442,422     417,300   X                   1        417,300
Genentech Inc               COM  dna equity   368710406    219,399,278   2,737,700   X                   2      2,737,700

GenProbe                    COM  gpro equity  36866T103      8,011,743     147,900   X                   1        147,900
GenProbe                    COM  gpro equity  36866T103     65,296,572   1,205,401   X                   2      1,205,401

Genzyme Corp. General
  Division                  COM  genz equity  372917104     22,983,653     496,300   X                   1        496,300
Genzyme Corp. General
  Division                  COM  genz equity  372917104    191,834,544   4,142,400   X                   2      4,142,400

Given Imaging               COM  givn equity  #N/A N.A.     33,124,030   3,052,906   X                   1      3,052,906
Given Imaging               COM  givn equity  #N/A N.A.     10,687,250     985,000   X                   2        985,000

Human Genome Sciences Inc.  COM  hgsi equity  444903108      6,950,126     506,200   X                   1        506,200
Human Genome Sciences Inc.  COM  hgsi equity  444903108     57,660,508   4,199,600   X                   2      4,199,600

Icos Corporation            COM  icos equity  449295104      7,670,000     200,000   X                   2        200,000
Icos Corporation            COM  icos equity  449295104     65,171,990   1,699,400   X                   2      1,699,400

Idec Pharmaceuticals Corp.  COM  idph equity  449370105     14,091,657     423,300   X                   1        423,300
Idec Pharmaceuticals Corp.  COM  idph equity  449370105    116,308,602   3,493,800   X                   2      3,493,800

Immunomedics Inc.           COM  immu equity  452907108        509,220      69,000   X                   2         69,000
Immunomedics Inc.           COM  immu equity  452907108     22,762,872   3,084,400   X                   2      3,084,400

Impax Laboratories          COM  ipxl equity  45256B101     16,812,252   1,343,905   X                   2      1,343,905

Inspire Pharmaceuticals
  Inc.                      COM  isph equity  457733103          8,645         500   X                   1            500
Inspire Pharmaceuticals
  Inc.                      COM  isph equity  457733103        494,494      28,600   X                   2         28,600

Lifecell                    COM  lifc equity  531927101      9,685,045   1,644,320   X                   1      1,644,320
Lifecell                    COM  lifc equity  531927101      4,119,643     699,430   X                   2        699,430

Ligand Pharmaceuticals      COM  lgnd equity  53220K207      5,095,500     395,000   X                   2        395,000
Ligand Pharmaceuticals      COM  lgnd equity  53220K207     69,789,000   5,410,000   X                   2      5,410,000

Medimmune Inc.              COM  medi equity  584699102      8,686,890     263,000   X                   1        263,000
Medimmune Inc.              COM  medi equity  584699102     69,118,578   2,092,600   X                   2      2,092,600

Merck & Co., Inc.           COM  mrk equity   589331107         75,930       1,500   X                   1          1,500
Merck & Co., Inc.           COM  mrk equity   589331107      5,163,240     102,000   X                   1        102,000

Molecular Devices Corp      COM  mdcc equity  60851C107        473,552      27,200   X                   1         27,200
Molecular Devices Corp      COM  mdcc equity  60851C107     16,436,781     944,100   X                   1        944,100

Neose Technologies          COM  ntec equity  640522108         43,945       4,700   X                   1          4,700
Neose Technologies          COM  ntec equity  640522108      2,856,425     305,500   X                   1        305,500

Neurochem Inc.              COM  nrmx equity  64125K101         36,210       3,000   X                   1          3,000
Neurochem Inc.              COM  nrmx equity  64125K101      2,981,290     247,000   X                   1        247,000

Novartis AG                 COM  NVS equity   66987V109      4,841,406     124,650   X                   2        124,650

NPS Pharmaceuticals Inc.    COM  NPSP equity  62936P103        167,160       6,000   X                   2          6,000
NPS Pharmaceuticals Inc.    COM  NPSP equity  62936P103      9,764,930     350,500   X                   2        350,500

Onyx Pharmaceuticals Inc.   COM  onxx equity  683399109      6,794,550     315,000   X                   2        315,000
Onyx Pharmaceuticals Inc.   COM  onxx equity  683399109     30,389,973   1,408,900   X                   2      1,408,900

Orchid BioSciences Inc      COM  orch equity  68571P100        232,632     176,236   X                   2        176,236

Orphan Medical, Inc.        COM  orph equity  687303107     18,226,994   1,617,302   X                   2      1,617,302

Orthovita Inc.              COM  vita equity  68750U102     16,979,660   4,353,759   X                   1      4,353,759
Orthovita Inc.              COM  vita equity  68750U102      7,844,405   2,011,386   X                   2      2,011,386

Pain Therapeutics Inc       COM  ptie equity  69562K100          6,150       1,000   X                   2          1,000
Pain Therapeutics Inc       COM  ptie equity  69562K100        464,325      75,500   X                   2         75,500

Palatin Technologies Inc.   COM  ptn equity   696077304      2,243,366     467,368   X                   2        467,368

Pfizer Inc.                 COM  pfe equity   717081103     23,152,598     762,100   X                   1        762,100
Pfizer Inc.                 COM  pfe equity   717081103    143,979,934   4,739,300   X                   2      4,739,300

Pharmacopeia Inc.           COM  pcop equity  71713B104      1,854,200     146,000   X                   1        146,000
Pharmacopeia Inc.           COM  pcop equity  71713B104     23,876,000   1,880,000   X                   2      1,880,000

Pozen Inc                   COM  pozn equity  73941U102          8,880         500   X                   1            500
Pozen Inc                   COM  pozn equity  73941U102        577,200      32,500   X                   2         32,500

Progenics Pharmaceuticals
  Inc.                      COM  pgnx equity  743187106         13,704         800   X                   1            800
Progenics Pharmaceuticals
  Inc.                      COM  pgnx equity  743187106      1,044,930      61,000   X                   2         61,000

Salix Pharmaceuticals Ltd   COM  slxp equity  795435106      3,877,038     201,300   X                   2        201,300

Sanofi-Synthelabo ADR       COM  sny equity   80105N105      3,822,830     126,500   X                   2        126,500

Savient Pharmaceuticals     COM  svnt equity  80517Q100        384,305      76,100   X                   2         76,100
Savient Pharmaceuticals     COM  svnt equity  80517Q100     15,129,295   2,995,900   X                   2      2,995,900

Schering-Plough Corporation COM  sgp equity   806605101     17,724,120   1,163,000   X                   2      1,163,000
Schering-Plough Corporation COM  sgp equity   806605101     86,715,600   5,690,000   X                   2      5,690,000

Transkaryotic Therapies
  Inc.                      COM  tktx equity  893735100         10,480       1,000   X                   2          1,000
Transkaryotic Therapies
  Inc.                      COM  tktx equity  893735100        723,120      69,000   X                   2         69,000

Wyeth                       COM  wye equity   983024100     20,104,210     436,100   X                   1        436,100
Wyeth                       COM  wye equity   983024100    169,612,503   3,679,230   X                   2      3,679,230

Total                                                    2,370,756,111 103,358,755                            103,358,755
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